INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ (837)	$ 1,138	$ (408)
Rate differential	(493)	334	104
Non-deductible income (expense)	(89)	(162)	(46)
Adjustments to prior year tax losses		1,097	(1,053)
Changes in valuation allowance	457	(2,868)	1,569
Other	(42)	312	(256)
Total income tax benefit (expense)	$ (1,004)	$ (149)	$ (90)